UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22981

AVONDALE FUNDS

(Exact name of registrant as specified in charter)

c/o Avondale Investment Company, LLC

2001 Santa Monica Blvd., Suite 1165W

Santa Monica, CA 90404

(Address of principal executive offices)(Zip code)

Law Office of C. Richard Ropka, LLC

215 Fries Mill Road

Turnersville, NJ 08012

(856) 374-1744

(Name and address of agent for service)

Registrant's telephone number, including area code: 310-779-7383

Date of fiscal year end: October 31

Date of reporting period: June 30, 2016

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Avondale Core Investment Fund

APACHE CORPORATION

Ticker Symbol:APA	Cusip Number:037411105
Record Date: 3/14/2016	Meeting Date: 5/12/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
5	Ratification of Auditors	For	Issuer	For	With
6	Executive Compensation	For	Issuer	For	With
7	Approval of Omnibus Compensation	For	Issuer	For	With

BANK OF AMERICA

Ticker Symbol:BAC	Cusip Number:060505104
Record Date: 3/2/2016	Meeting Date: 4/27/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Executive Compensation	For	Issuer	For	With
3	Ratification of Auditor	For	Issuer	For	With
4	Clawback Amendment	Against	Stockholder	Against	With

CAPITAL ONE FINANCIAL CORPORATION

Ticker Symbol:COF	Cusip Number:14040H105
Record Date: 3/10/2016	Meeting Date: 5/5/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of Auditor	For	Issuer	For	With
3	Approval of Executive Compensation	For	Issuer	For	With

CULLEN/FROST BANKERS INC

Ticker Symbol:CFR	Cusip Number:229899109
Record Date: 3/4/2016	Meeting Date: 4/28/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of Auditor	For	Issuer	For	With
3	Executive Compensation	For	Issuer	For	With

INTERNATIONAL BUSINESS MACHINES CORP

Ticker Symbol:IBM	Cusip Number:459200101
Record Date: 2/26/2016	Meeting Date: 4/26/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of Auditor	For	Issuer	For	With
3	Executive Compensation	For	Issuer	For	With
4	Lobbying Policies Disclosure	Against	Stockholder	Against	With
5	Right to Act by Written Consent	Against	Stockholder	Against	With
6	Independent Chairman	Against	Stockholder	Against	With

JP MORGAN CHASE

Ticker Symbol:JPM	Cusip Number:46625H100
Record Date: 3/18/2016	Meeting Date: 5/17/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Executive Comp	For	Issuer	For	With
3	Ratification of Accounting Firm	For	Issuer	For	With
4	Independent Chairman	Against	Stockholder	Against	With
5	How Votes are Counted	Against	Stockholder	Against	With
6	Vesting for government service	Against	Stockholder	Against	With
7	Stockholder Value Committee	Against	Stockholder	Against	With
8	Clawback Amendment	Against	Stockholder	Against	With
9	Executive Compensation	Against	Stockholder	Against	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AVONDALE FUNDS

By /s/Scott Krisiloff

* Scott Krisiloff

President

Date: August 16, 2016

*Print the name and title of each signing officer under his or her signature.